Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended	130 Months Ended
	Apr. 16, 2021	Mar. 31, 2016	Jun. 01, 2015	Mar. 31, 2026	Mar. 31, 2016	Mar. 31, 2022	Mar. 31, 2017	Mar. 31, 2017	Mar. 31, 2023	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2024	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2025	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2026
C000154799
Account Value [Line Items]
Line Graph and Table Measure Name				Spectrum Active Advantage Fund
Accumulated Value			$ 10,000		$ 9,401			$ 10,446			$ 11,936			$ 12,347			$ 12,244			$ 19,387		$ 18,296		$ 13,746		$ 15,413		$ 15,926		$ 17,602
C000133465
Account Value [Line Items]
Line Graph and Table Measure Name				Spectrum Low Volatility Fund
Accumulated Value		$ 10,000					$ 11,559			$ 12,107			$ 12,674			$ 13,357			$ 16,496		$ 16,615		$ 16,328		$ 17,881		$ 18,435		$ 19,466
C000226669
Account Value [Line Items]
Line Graph and Table Measure Name				Spectrum Unconstrained Fund
Accumulated Value	$ 10,000					$ 9,847			$ 10,021			$ 10,663			$ 10,938			$ 11,642
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000		$ 9,932			$ 11,638			$ 13,266			$ 14,526			$ 13,512			$ 21,127		$ 24,432		$ 22,544		$ 29,280		$ 31,696		$ 37,339
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000					10,044			10,165			10,620			11,569			11,651		11,168		10,633		10,814		11,342		11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000					9,505			9,050			9,204			9,653			10,073
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA U.S. Leveraged Loan 100 Index
Accumulated Value		$ 10,000					$ 10,904			$ 11,334			$ 11,677			$ 11,077			$ 12,769		$ 13,062		$ 13,379		$ 15,005		$ 16,065		$ 17,018
Morningstar LSTA U.S. Leveraged Loan 100 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA U.S. Leveraged Loan 100 Index
Accumulated Value	$ 10,000					$ 10,195			$ 10,442			$ 11,711			$ 12,538			$ 13,283